Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000005515 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005515 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005515 | Berkshire Hathaway
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005515 | Keysight Technologies
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005515 | Deere
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005515 | AMETEK
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005515 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005515 | Westinghouse Air Brake Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005515 | Parker-Hannifin
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005515 | Charles Schwab
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005515 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000005515 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000005515 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000005515 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000005515 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000005515 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000005515 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000005515 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005515 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005515 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000005516 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005516 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005516 | Berkshire Hathaway
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005516 | Keysight Technologies
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005516 | Deere
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005516 | AMETEK
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005516 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005516 | Westinghouse Air Brake Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005516 | Parker-Hannifin
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005516 | Charles Schwab
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005516 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000005516 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000005516 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000005516 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000005516 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000005516 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000005516 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000005516 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005516 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005516 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000159681 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000159681 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000159681 | Berkshire Hathaway
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000159681 | Keysight Technologies
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000159681 | Deere
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159681 | AMETEK
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159681 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000159681 | Westinghouse Air Brake Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000159681 | Parker-Hannifin
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159681 | Charles Schwab
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159681 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000159681 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000159681 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000159681 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000159681 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000159681 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000159681 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000159681 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000159681 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000159681 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000219322 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000219322 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000219322 | Berkshire Hathaway
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219322 | Keysight Technologies
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219322 | Deere
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000219322 | AMETEK
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219322 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219322 | Westinghouse Air Brake Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219322 | Parker-Hannifin
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219322 | Charles Schwab
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219322 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000219322 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000219322 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000219322 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000219322 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000219322 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000219322 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000219322 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000219322 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000219322 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	7.10%